Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rental expenses	¥ 84,673	$ 12,195	¥ 49,892	¥ 30,461
Recognized liabilities related to unrecognized tax benefits	¥ 34,977		¥ 32,596		$ 5,038